ABR Dynamic Blend Equity & Volatility Fund
ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
Investment Objective

The ABR Dynamic Blend Equity & Volatility Fund (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ABR Dynamic Blend Equity & Volatility Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ABR Dynamic Blend Equity & Volatility Fund		Institutional Shares	Investor Shares
Management Fees		1.75%	1.75%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.90%	4.38%
Total Annual Fund Operating Expenses	[1]	2.65%	6.38%
Fee Waiver and/or Expense Reimbursement	[2]	(0.65%)	(4.13%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.00%	2.25%
[1]	Expense information in the table has been restated to reflect current fees. Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a change in the exclusions to the expense cap, which will result in the Adviser (and not the Fund or its shareholders) bearing the costs of certain brokerage interest charges.
[2]	ABR Dynamic Funds, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 2.00% and 2.25%, respectively, through at least November 30, 2019 ("Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by a Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - ABR Dynamic Blend Equity & Volatility Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Shares	203	762	1,347	2,935
Investor Shares	228	1,521	2,779	5,774

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes) in securities and instruments, including derivatives, that provide exposure to the constituents of the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire (the “Index”). For purposes of this policy, the notional value of the Fund’s investments in derivative instruments that provide exposure to the constituents of the Index, may be counted toward satisfaction of the 80% policy. The Fund employs a model-driven investment approach to determine an allocation among equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index), and cash (via cash instruments). The model-driven approach of the Fund is designed to hold each security in approximately the same proportion as its weighting in the Index. The Adviser cannot guarantee that the Fund’s holdings will mirror the weighting of the Index. The Fund may also invest in Exchange Traded Products (“ETPs”).

Unlike many actively managed investment companies, the Fund does not seek to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Index is designed to capture favorable volatility movements in the equity markets while maintaining equity exposure to preserve positive performance during extended periods of rising markets. The Fund is systematically rebalanced once daily to follow generally the proportions of the Index’s exposure to the S&P 500® Total Return Index, the S&P 500® VIX Short-Term Futures Index, and cash based on the investment model’s assessed volatility in the market and the historic returns of the underlying indexes. The Fund’s exposure to the S&P 500® Total Return Index increases in periods of relatively low market volatility, as determined by the Index, which reflects the investment model and compared to historic levels of market volatility. The Fund’s exposure to the S&P 500® VIX Short-Term Futures Index increases in periods of relatively high volatility. During periods of extremely high volatility in the equity markets, the Fund’s exposure to the S&P 500® VIX Short-Term Futures Index may approach 50%. During periods of extremely low volatility in the equity markets, the Fund’s exposure to the S&P 500® Total Return Index may approach 100%. At times, the Fund may also convert to a full cash position as necessary to remain consistent with the cash position weighting of the Index. The Adviser rebalances the Fund’s assets into a full cash position, as dictated by the Index, which reflects the investment model, based on current levels of market volatility and the historic performance of the market.

Normally, the Fund invests in derivative instruments (such as futures contracts) that provide exposure to equity securities, including volatility in the equity markets, to meet its investment objective. The Fund will also invest in securities with maturities of less than one year or cash equivalents, or it may hold cash pending investment. The Fund manages its cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity. The percentage of the Fund invested in such holdings varies and depends on several factors, including market conditions. The Fund may invest in money market instruments and other short-term instruments, including Treasury bills and other U.S. government securities, bank obligations, and commercial paper. If the Fund holds cash uninvested, the fund will not earn income on the cash.

The Fund is non-diversified, which means that the Fund may hold larger positions in fewer securities than other funds.

Principal Investment Risks

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund’s principal investment strategies and principal risks is contained in the Fund’s Statement of Additional Information (the “SAI”). The following principal risks could affect the value of your investment:

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

Derivative Instruments Risk. A small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Equity Risk. The Fund will gain exposure to equity securities through investments in futures contracts. The Fund’s equity holdings may decline in value because of changes in price of a particular holding or a broad stock market decline. The value of a security may decline for a number of reasons which may relate directly to the issuer of a security or broader economic or market events including changes in interest rates.

Exchange-Traded Products Risk. Exchange Traded Products consist of exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”). The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF.

ETNs are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the 1940 Act. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

High Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index. The value of such security or derivative will fluctuate based on changes in the value of the index to which the security or derivative is linked.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

Leverage Risk. Certain derivative transactions, such as those involving investing in certain derivatives, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Performance of a non-diversified fund may be more volatile than performance of a diversified fund.

Passive Management Risk. The Fund is not “actively” managed. Therefore, it would not necessarily sell securities or other positions during a market decline, unless it is removed from the Index. In addition, the Fund will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index. There is no guarantee that the Index will meet the purpose for which it was designed.

Tracking Error Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Index.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.abrdynamicfunds.com or by calling (855) 422-4518 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31 Institutional Shares

During the period shown, the highest return for a quarter was 4.38% for the quarter ended December 31, 2017, and the lowest return was -3.20% for the quarter ended June 30, 2016.

The calendar year-to-date total return as of September 30, 2018 was 6.56%.

Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - ABR Dynamic Blend Equity & Volatility Fund	1 Year	Since Inception	Inception Date
Institutional Shares	9.47%	3.08%	Aug. 03, 2015
Institutional Shares | After Taxes on Distributions	8.40%	2.29%
Institutional Shares | After Taxes on Distributions and Sales	5.79%	2.08%
Investor Shares	9.29%	2.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	12.97%

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Institutional Shares and after-tax returns for other share classes will vary.